Segment information (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	May 31, 2023 CAD ($)	May 31, 2022 CAD ($)	May 31, 2023 CAD ($) segment	May 31, 2022 CAD ($)	Aug. 31, 2022 CAD ($) segment	Aug. 31, 2022 USD ($) segment	Aug. 31, 2021 CAD ($)	Aug. 31, 2021 USD ($)	Aug. 31, 2020 CAD ($)	Aug. 31, 2022 USD ($)	Aug. 31, 2021 USD ($)
Segment information
Number of reportable business segments | segment			2		2	2
Revenue from external customers	$ 1,300,100	$ 2,014,769	$ 3,531,055	$ 3,975,140
Segment revenues	1,300,100	2,014,769	3,531,055	3,975,140	$ 7,350,946		$ 3,513,788		$ 2,417,173
Segment gross profit	372,351	1,124,120	525,951	1,895,319	3,285,565		1,604,182		604,390
Segment (loss) profit before tax	(3,297,067)	(1,853,954)	(16,791,924)	(9,012,946)	(12,853,442)		(15,008,317)		(2,254,223)
Research and development	751,674	32,670	5,072,428	50,179	2,242,794		1,489,953
Office salaries and benefits	899,864	968,126	2,725,049	2,571,948	3,335,799		1,754,613		315,138
Segment assets	21,903,692		21,903,692		29,100,209		38,801,292
Cash	1,536,064		1,536,064		5,824,716		18,147,821
Additions to property and equipment			834,296	680,536	1,108,888		544,354		$ 77,966
Additions to intangible assets				32,202	32,202		528,726
Segment liabilities	9,613,225		9,613,225		5,071,613		$ 5,276,105
Operating segments
Segment information
Revenue from external customers						$ 7,350,946		$ 3,513,788
Segment revenues						7,350,946		3,513,788
Segment gross profit						3,285,565		1,604,182
Segment (loss) profit before tax						(12,853,442)		(15,008,317)
Research and development						2,242,794		1,489,953
Office salaries and benefits						3,335,799		1,754,613
Segment assets										$ 29,100,209	$ 38,801,292
Cash										5,824,716	18,147,821
Additions to property and equipment						1,108,888		544,354
Additions to intangible assets						32,202		1,102,662
Segment liabilities										5,071,613	5,276,105
Inter-segment eliminations
Segment information
Revenue from other segments	(401,573)	(121,784)	(1,158,708)	(498,179)		(901,225)		(149,483)
Segment revenues	(401,573)	(121,784)	(1,158,708)	(498,179)		(901,225)		(149,483)
Segment gross profit	(32,158)	(2,369)	(280,199)	(87,526)		(150,975)		(39,642)
Segment (loss) profit before tax	(87,943)	15,420	(186,449)	(42,535)		(93,852)		(32,255)
Research and development	(42,854)		(228,102)
Segment assets	(10,412,497)		(10,412,497)		(9,438,326)					(9,438,326)	(9,108,603)
Additions to property and equipment			(175,554)		(162,446)	(162,446)		(33,468)
Segment liabilities	(1,324,391)		(1,324,391)		(262,883)					(262,883)	(63,470)
Sale of electric boats | Operating segments
Segment information
Revenue from external customers	421,840	646,232	947,937	930,126		2,557,086		2,158,240
Revenue from other segments	346,954	105,272	826,869	433,898		820,383		142,007
Segment revenues	768,794	751,504	1,774,806	1,364,024		3,377,469		2,300,247
Segment gross profit	157,321	271,869	(421,138)	237,024		596,570		640,228
Segment (loss) profit before tax	(2,850,077)	(2,188,967)	(16,120,375)	(9,199,678)		(13,632,377)		(15,517,319)
Research and development	794,528	32,670	5,300,530	50,179		2,242,794		1,489,953
Office salaries and benefits	664,300	749,455	2,014,875	1,869,128		2,384,746		1,555,014
Segment assets	18,451,237		18,451,237		24,499,107					24,499,107	35,175,599
Cash	1,372,769		1,372,769		4,146,260					4,146,260	17,210,266
Additions to property and equipment			163,880		412,158	412,158		432,547
Additions to intangible assets					32,202	32,202		1,102,662
Segment liabilities	7,427,977		7,427,977		2,023,368					2,023,368	2,400,829
Rental of electric boats | Operating segments
Segment information
Revenue from external customers	878,260	1,368,537	2,583,118	3,045,014		4,793,860		1,355,548
Revenue from other segments	54,619	16,512	331,839	64,281		80,842		7,476
Segment revenues	932,879	1,385,049	2,914,957	3,109,295		4,874,702		1,363,024
Segment gross profit	247,188	854,620	1,227,288	1,745,821		2,839,970		1,003,596
Segment (loss) profit before tax	(359,047)	319,593	(485,100)	229,267		872,787		541,257
Office salaries and benefits	235,564	$ 218,671	710,174	$ 702,820		951,053		199,599
Segment assets	13,864,952		13,864,952		14,039,428					14,039,428	12,734,296
Cash	163,295		163,295		1,678,456					1,678,456	937,555
Additions to property and equipment			890,777		859,176	$ 859,176		$ 145,275
Segment liabilities	$ 3,509,640		$ 3,509,640		$ 3,311,128					$ 3,311,128	$ 2,938,746